Debt And Credit Facilities	12 Months Ended
Dec. 31, 2018
FINANCING (INCOME) EXPENSES
Debt and Credit Facilities

19. DEBT AND CREDIT FACILITIES

Debt and credit facilities are comprised of the following:

Short-Term Debt

($ millions)	December 31 2018	December 31 2017

Commercial paper(1)	3 231	2 136

(1)         The commercial paper is supported by a revolving credit facility with a syndicate of lenders. The company is authorized to issue commercial paper to a maximum of $5.0 billion having a term not to exceed 365 days. The weighted average interest rate as at December 31, 2018 was 2.88% (December 31, 2017 – 1.56%).

Long-Term Debt

($ millions)	December 31 2018	December 31 2017

Fixed-term debt(2)(3)

7.75% Notes, due 2019 (US$140)(4)	191	288

3.10% Series 5 Medium Term Notes, due 2021	749	749

9.25% Debentures, due 2021 (US$300)	431	406

9.40% Notes, due 2021 (US$220)(4)(5)	315	298

4.50% Notes, due 2022 (US$182)(4)	234	212

3.60% Notes, due 2024 (US$750)	1 020	936

3.00% Series 5 Medium Term Notes, due 2026	698	698

7.875% Debentures, due 2026 (US$275)	393	365

8.20% Notes, due 2027 (US$59)(4)	87	81

7.00% Debentures, due 2028 (US$250)	346	319

7.15% Notes, due 2032 (US$500)	681	626

5.35% Notes, due 2033 (US$300)	379	344

5.95% Notes, due 2034 (US$500)	680	625

5.95% Notes, due 2035 (US$600)	786	718

5.39% Series 4 Medium Term Notes, due 2037	599	599

6.50% Notes, due 2038 (US$1 150)	1 565	1 439

6.80% Notes, due 2038 (US$900)	1 249	1 151

6.85% Notes, due 2039 (US$750)	1 021	938

6.00% Notes, due 2042 (US$152)(4)	158	140

4.34% Series 5 Medium Term Notes, due 2046	300	300

4.00% Notes, due 2047 (US$750)(6)	1 018	936

Total unsecured long-term debt	12 900	12 168

Finance leases(7)	1 260	1 319

Deferred financing costs	(41)	(44)

	14 119	13 443

Current portion of long-term debt

Finance leases	(38)	(71)

Long-term debt	(191)	—

	(229)	(71)

Total long-term debt	13 890	13 372

(2)          The value of debt includes the unamortized balance of premiums or discounts.

(3)          Certain securities are redeemable at the option of the company.

(4)          Debt acquired through the acquisition of Canadian Oil Sands Limited (COS).

(5)          Subsequent to the acquisition of COS, Moody's Investors Service downgraded COS long-term senior debt rating from Baa3 (negative outlook) to Ba3 (stable outlook). This triggered a change in the coupon rate of the note from 7.9% to 9.4%.

(6)          During the fourth quarter of 2017, the company issued US$750 million of senior unsecured notes maturing on November 15, 2047. The notes have a coupon of 4.00% and were priced at $99.498 per note for an effective yield of 4.029%. Interest is paid semi-annually.

(7)          Interest rates range from 2.9% to 16.5% and maturity dates range from 2027 to 2062.

During the fourth quarter of 2018, the company completed an early retirement of US$83 million (book value of $109 million) of subsidiary debt acquired through the acquisition of COS with a coupon of 7.75% originally scheduled to mature on May 15, 2019 for US$88 million ($116 million). The early retirement payment included US$3 million ($4 million) of accrued interest, resulting in a debt extinguishment loss of $3 million ($2 million after-tax).

During the second quarter of 2017, the company redeemed its US$1.250 billion (book value of $1.700 billion) senior unsecured notes originally scheduled to mature on June 1, 2018 for US$1.344 billion ($1.830 billion), including US$31 million ($42 million) of accrued interest. In conjunction with the early retirement of the notes, the company also realized gains of $62 million on foreign currency hedges, resulting in an overall debt extinguishment loss of $25 million ($10 million after-tax).

During the fourth quarter of 2017, the company redeemed its US$600 million (book value of $771 million) senior unsecured notes with a coupon of 6.05% originally scheduled to mature on May 15, 2018 for US$614 million ($788 million), including US$3 million ($4 million) of accrued interest. The company also redeemed its $700 million senior unsecured Series 4 Medium Term notes with a coupon of 5.80% originally scheduled to mature on May 22, 2018 for $715 million, including $3 million of accrued interest. The company realized an overall debt extinguishment loss of $26 million ($18 million after-tax).

Scheduled Debt Repayments

Scheduled principal repayments as at December 31, 2018 for finance leases, short-term debt and long-term debt are as follows:

($ millions)	Repayment

2019	3 459

2020	39

2021	1 501

2022	295

2023	53

Thereafter	12 108

17 455

Credit Facilities

A summary of available and unutilized credit facilities is as follows:

($ millions)	2018

Fully revolving and expires in 2021	4 000

Fully revolving and expires in 2020	2 729

Fully revolving and expires in 2019/2020	1 537

Can be terminated at any time at the option of the lenders	132

Total credit facilities	8 398

Credit facilities supporting outstanding commercial paper	(3 231)

Credit facilities supporting standby letters of credit(1)	(1 269)

Total unutilized credit facilities(2)	3 898

(1)          To reduce costs, the company supported certain credit facilities with $108 million cash collateral as at December 31, 2018 (December 31, 2017 – $733 million).

(2)          Available credit facilities for liquidity purposes at December 31, 2018 decreased to $3.608 billion, compared to $4.489 billion at December 31, 2017.